Dec. 29, 2022
Villere Balanced Fund
Villere Balanced Fund
Investment Objective
The Villere Balanced Fund (the “Balanced Fund” or the “Fund”) seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement(2)	-0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(2)	1.00%

Example
This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$323	$561	$1,246

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Balanced Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills).
Under normal market conditions, the Balanced Fund invests 50% to 80% of its assets in equity securities selected primarily for their growth potential and 20% to 50% of its assets in equity and fixed-income securities selected primarily for their income potential. Additionally, the Balanced Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. In selecting investments, the Adviser places a greater emphasis on the income component of the Fund’s portfolio than might be the case for a traditional equity fund.
Of the securities selected for income potential, under normal market conditions, the Balanced Fund will invest at least 25% of its assets in fixed-income securities and short-term instruments. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Balanced Fund may also invest up to 10% in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed-income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s). The Balanced Fund's investments in any one sector may exceed 25% of its net assets.
A stock will be considered for sale by the Balanced Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Balanced Fund. The following risks are considered principal to the Balanced Fund and could affect the value of your investment in the Fund:
•Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably.
These price movements may result from factors affecting individual companies, sectors or industries selected for the Balanced Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Fixed-Income Securities Risks: Fixed-income (debt) securities are generally subject to the following risks:
◦Interest Rate Risk. The value of the Balanced Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.
◦Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
◦Prepayment Risk. Issuers of securities held by the Balanced Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Balanced Fund may have to invest the proceeds in lower-yielding securities.

•Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a "principal risk" of investing in the Balanced Fund, regardless of the order in which it appears.

•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•High Yield (“Junk Bond”) Risk: The value of fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

•Large-Sized Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•Sector Emphasis Risk: The Balanced Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Balanced Fund to sector emphasis risk. This is the risk that the Balanced Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Balanced Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

•Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Balanced Fund may lose money and there may be a delay in recovering the loaned securities. The Balanced Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart below illustrates how the Balanced Fund’s total returns have varied from year to year. The table below illustrates how the Balanced Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective. The Balanced Fund’s past performance, before and after taxes, is not necessarily an indication of how the Balanced Fund will perform in the future. Updated performance information is available on the Fund’s website at www.villere.com.
Calendar Year Total Returns as of December 31*

* The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2022 was -24.03%.
During the period shown in the bar chart, the Balanced Fund’s highest quarterly return was 16.34% for the quarter ended December 31, 2020 and the lowest quarterly return was -18.82% for the quarter ended March 31, 2020.
Average Annual Total Returns as of December 31, 2021

Average Annual Total Returns as of December 31, 2021
	One Year	Five Years	Ten Years
Return Before Taxes	7.16%	8.26%	8.02%
Return After Taxes on Distributions	4.38%	6.96%	6.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.12%	6.36%	6.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Lipper Balanced Funds Index (reflects no deduction for taxes)	13.18%	10.80%	9.55%
Bloomberg Intermediate Government/Credit Bond Index(1) (reflects no deduction for fees, expenses or taxes)	-1.44%	2.91%	2.38%
S&P 500® Index (65%)/Bloomberg Intermediate Government/Credit Bond Index(1) (35%) (reflects no deduction for fees, expenses or taxes)	17.46%	13.10%	11.62%

Formerly known as the Bloomberg Barclays Capital Intermediate Government/Credit Bond Index.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Villere Equity Fund
Villere Equity Fund
Investment Objective
The Villere Equity Fund (the “Equity Fund” or the “Fund”) seeks to achieve long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed less than 60 days from purchase)	2.00%

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses	0.48%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.24%

Example
This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$126	$393	$681	$1,500

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Equity Fund strives to be fully invested at all times. Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Equity Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Adviser utilizes a bottom-up approach to select domestic equity securities that it believes will offer growth regardless of the economic cycle, interest rates or political climate. The Equity Fund may invest in companies of any capitalization size. The Equity Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants, and may occasionally invest in initial public offerings of companies. The Equity Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”). Additionally, the Equity Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The Equity Fund's investments in any one sector may exceed 25% of its net assets.
A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost. Sales may also be made when consecutive quarterly disappointments occur, such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Equity Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Equity Fund. The following are considered principal to the Equity Fund and could affect the value of your investment in the Fund:
•Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Growth Style Investment Risk: Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
•Management Risk: The Adviser may fail to implement the Equity Fund’s investment strategies and meet its investment objective.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a "principal risk" of investing in the Balanced Fund, regardless of the order in which it appears.

•ADR Risk: The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions. The Equity Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•Initial Public Offering (“IPO”) Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•Large-Sized Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•Sector Emphasis Risk: The Equity Fund, from time to time, may invest 25% or more of its assets in one or more sectors subjecting the Equity Fund to sector emphasis risk. This is the risk that the Equity Fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector that the Equity Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

•Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Equity Fund may lose money and there may be a delay in recovering the loaned securities. The Equity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

•Small- and Medium-Sized Companies Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart below illustrates how the Equity Fund’s total returns have varied from year to year. The table below illustrates how the Equity Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Fund will perform in the future. Updated performance information is available on the Fund’s website at www.villere.com.
Calendar Year Total Returns as of December 31*

* The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2022 was -29.29%.
During the period shown in the bar chart, the Equity Fund’s highest quarterly return was 20.09% for the quarter ended December 31, 2020, and the lowest quarterly return was -21.76% for the quarter ended March 31, 2020.
Average Annual Total Returns as of December 31, 2021

Average Annual Total Returns as of December 31, 2021
	One Year	Five Year	Since Inception (May 31, 2013)
Return Before Taxes	5.76%	8.57%	5.62%
Return After Taxes on Distributions	3.78%	8.10%	5.25%
Return After Taxes on Distributions and Sale of Fund Shares	4.73%	6.74%	4.43%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	15.54%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	12.22%	19.92%	15.06%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.